Leases - Summary of Cash Paid for Amounts Included in Measurement of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Lessee Disclosure [Abstract]
Operating cash payments for operating leases	¥ 102,214	$ 14,003	¥ 110,206	¥ 129,803
Operating cash payments for finance leases	749	103	2,878	3,872
Financing cash payments for finance leases	¥ 18,256	$ 2,501	¥ 27,666	¥ 38,132